Share capital (Details)								1 Months Ended														12 Months Ended
	Apr. 09, 2021 USD ($) $ / shares shares	Apr. 09, 2021 CAD ($) $ / shares shares	Feb. 09, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Jan. 08, 2021 $ / shares	Jan. 05, 2021	Dec. 07, 2020 shares	Nov. 30, 2021 USD ($) shares	Oct. 28, 2021	Jun. 22, 2021	Jun. 18, 2021 USD ($) $ / shares shares	Jun. 18, 2021 CAD ($) $ / shares shares	May 17, 2021	Mar. 26, 2021	Mar. 16, 2021 USD ($) $ / shares shares	Mar. 16, 2021 CAD ($) $ / shares shares	Feb. 24, 2021	Feb. 18, 2021 USD ($) shares	Feb. 18, 2021 CAD ($) $ / shares shares	Feb. 28, 2020 shares	Feb. 14, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 19, 2019
Share capital (Details) [Line Items]
Consolidation of shares, description									the Company consolidated the outstanding subordinate voting shares and proportionate voting shares of the Company on the basis of three (3) pre-consolidation shares for every one (1) post-consolidation share.
Voting shares description																						Unlimited subordinate voting shares without par value and conferring 1 vote per share.Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder's option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting shares.
Common share issued description																								(i) In 2019, the Company closed a non-brokered private placement, for aggregate gross proceeds of $4,064,431 (CAD$5,395,338) from the sale of 1,827,304 common share subscription receipts at a price of CAD$2.88, with each common share subscription receipt exchangeable for one common share of Digihost, and 36,858 unit subscription receipts at a price of CAD$3.60 per unit subscription receipt, with each unit subscription receipt exchangeable for one unit. Each unit consisted of one subordinate voting share and one subordinate voting share purchase warrant of Digihost. Each warrant entitles the holder thereof to acquire one subordinate voting share at a price of CAD$5.25 with expiry date August 14, 2021.
Common shares																				1,864,162
Subordinate voting shares	3,894,081	3,894,081	66,667	116,625			667,894	16,136			2,777,779	2,777,779			3,121,099	3,121,099		1,646,090	1,646,090	1,864,162			666,666
Fair value grant																							36,858
Fair value warrants (in Dollars) | $																							$ 20,000
Proportionate voting shares																							3,333
Founder shares																					2
Subordinate voting shares issued																					43,537
Settlement of payables (in Dollars) | $																					$ 59,149
Subordinate voting shares cancelled																						164,533
Total repurchase price (in Dollars) | $																						$ 600,865
Subordinate voting value (in Dollars) | $			$ 305,055					$ 40,000
Settlement of payables (in Dollars) | $			$ 40,000					$ 40,000
Subordinate voting per share (in Dollars per share) | $ / shares		$ 7.11			$ 2.43							$ 5.97				$ 8.01			$ 2.43
Gross proceeds	$ 19,748,795	$ 25,000,000		$ 220,551							$ 12,025,016	$ 15,000,000			$ 19,985,611	$ 25,000,000		$ 3,124,018	$ 4,000,000
Commission																		49,383	49,383
Voting per share | $ / shares		$ 6.42
Fair value (in Dollars) | $	$ 1,121,763										$ 581,060				$ 1,124,704							$ (528,875)
Share per price | (per share)	$ 5.49											$ 4.56				$ 7.71
Expected dividend	0.00%	0.00%									0.00%	0.00%			0.00%	0.00%
Expected volatility	143.00%	143.00%				155.00%				105.00%	136.00%	136.00%	105.00%	155.00%	235.00%	235.00%	155.00%
Risk-free interest rate	0.77%	0.77%				0.39%				0.95%	0.63%	0.63%	0.95%	0.90%	0.53%	0.53%	0.73%
Per share (in Dollars per share) | $ / shares											$ 5.4
Private Placements [Member]
Share capital (Details) [Line Items]
Subordinate voting shares	3,894,081	3,894,081									2,777,779	2,777,779			3,121,099	3,121,099
Warrant [Member]
Share capital (Details) [Line Items]
Subordinate voting shares	3,894,081	3,894,081									2,083,334	2,083,334			3,121,099	3,121,099
Subordinate voting per share (in Dollars per share) | $ / shares		$ 8.025										$ 6.75				$ 9.42
Voting per share | $ / shares															$ 10.01
H.C. Wainwright & Co [Member]
Share capital (Details) [Line Items]
Expenses totalling (in Dollars) | $	$ 1,695,460										$ 1,164,466				$ 1,978,303
Non-transferable broker warrants	311,526	311,526									222,222	222,222			249,688	249,688
Numbers of warrants	3,894,081	3,894,081									2,083,334	2,083,334			3,121,099	3,121,099
Broker warrants	311,526	311,526									222,222	222,222			249,688	249,688
Fair values of warrants (in Dollars) | $	$ 2,887,034										$ 1,878,842				$ 748,525
Fair values of broker warrants (in Dollars) | $	$ 1,121,763										$ 581,060				$ 1,124,704
H.C. Wainwright & Co [Member] | Warrant [Member]
Share capital (Details) [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares		$ 8.025										$ 6.75
Voting per share | $ / shares															$ 10.01